Consolidated Condensed Statements of Cash Flows (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Operating Activities
Net income	$ 128	$ 26
Discontinued operations:
(Gain) loss on dispositions, net	1	1
Depreciation and amortization
Depreciation and amortization	63	68
Amortization of deferred gains	(21)	(21)
Non-cash portion of restructuring and other special charges (credits), net
(Gain) loss on asset dispositions and impairments, net	7	33
Stock-based compensation expense	18	19
Excess stock-based compensation tax benefit	(55)	(12)
Distributions in excess (deficit) of equity earnings	(7)	(2)
Non-cash portion of income tax (benefit) expense	26	3
Other non-cash adjustments to net income	14	7
Decrease (increase) in restricted cash	18	(15)
Other changes in working capital	63	(112)
Securitized VOI notes receivable activity, net	37	29
Unsecuritized VOI notes receivable activity, net	(37)	(33)
Accrued and deferred income taxes and other	0	(2)
Cash (used for) from operating activities	255	(11)
Investing Activities
Purchases of plant, property and equipment	(72)	(61)
Proceeds from asset sales, net of transaction costs	11
(Issuance) collection of notes receivable, net	0	(1)
Proceeds from investments, net		2
Other, net	(3)	(9)
Cash (used for) from investing activities	(64)	(69)
Financing Activities
Revolving credit facility and short-term borrowings (repayments), net
(Increase) decrease in restricted cash	35	0
Long-term debt repaid	(3)	(2)
Long-term securitized debt repaid	(43)	(35)
Long-term debt issued	4
Dividends paid	(3)	(2)
Proceeds from employee stock option exercises	17	43
Excess stock-based compensation tax benefit	55	12
Other, net	(52)	(27)
Cash (used for) from financing activities	10	(11)
Exchange rate effect on cash and cash equivalents	2	13
(Decrease) increase in cash and cash equivalents	203	(78)
Cash and cash equivalents - beginning of period	454	753
Cash and cash equivalents - end of period	657	675
Cash paid (received) during the period for:
Interest	23	23
Income taxes, net of refunds	$ 29	$ 31